United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  07/31/2011

Date of Reporting Period:  Quarter ended 04/30/2011

Item 1.                      Schedule of Investments

Federated Government Ultrashort Duration Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 15.2%
	Federal Home Loan Mortgage Corporation ARM – 4.5%
$1,122,087	2.252%, 7/1/2030	1,153,660
1,128,220	2.285%, 3/1/2033	1,176,056
312,484	2.338%, 5/1/2033	325,110
895,091	2.433%, 1/1/2027	925,397
7,272,799	2.521%, 2/1/2034	7,639,748
8,846,645	2.539%, 4/1/2034	9,292,888
1,210,380	2.631%, 9/1/2025	1,263,186
3,828,556	2.636%, 9/1/2036	4,032,094
459,609	2.647%, 5/1/2037	484,444
2,826,699	2.675%, 8/1/2036	2,960,622
3,358,006	2.696%, 7/1/2036	3,515,902
105,037	2.709%, 7/1/2033	110,185
4,053,843	2.840%, 2/1/2036	4,271,895
3,565,725	3.523%, 8/1/2037	3,778,270
1,340,326	4.807%, 4/1/2038	1,408,539
	TOTAL	42,337,996
	Federal National Mortgage Association ARM – 10.7%
910,377	1.380%, 9/1/2027	925,259
960,201	1.710%, 5/1/2040	964,199
173,978	1.710%, 5/1/2040	174,705
490,797	1.710%, 8/1/2040	495,191
13,335,069	2.040%, 10/1/2034	13,791,595
404,973	2.100%, 7/1/2033	419,473
2,806,982	2.350%, 4/1/2024	2,909,103
266,050	2.360%, 6/1/2028	277,055
7,547,800	2.360%, 9/1/2034	7,863,962
10,208,921	2.400%, 1/1/2035	10,677,163
412,249	2.440%, 3/1/2033	431,471
5,354,192	2.450%, 1/1/2035	5,586,714
89,557	2.460%, 2/1/2033	93,979
97,312	2.470%, 8/1/2032	101,605
24,506,530	2.500%, 2/1/2039	25,486,619
4,244,840	2.520%, 6/1/2036	4,451,954
121,397	2.540%, 12/1/2032	127,710
612,572	2.580%, 2/1/2037	638,286
3,987,868	2.590%, 6/1/2036	4,157,902
4,801,958	2.600%, 8/1/2034	5,046,320
7,340,055	2.650%, 5/1/2035	7,717,826
555,062	2.670%, 5/1/2036	584,152
2,756,895	3.340%, 4/1/2033	2,922,703
5,458,812	4.520%, 7/1/2034	5,675,549
	TOTAL	101,520,495
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $140,056,803)	143,858,491

Principal Amount		Value
	Collateralized Mortgage Obligations – 32.6%
	Federal Home Loan Mortgage Corporation REMIC – 13.9%
$3,952,198	Series 3391 FA, 0.369%, 4/15/2018	3,956,403
970,589	Series 2292 KF, 0.463%, 7/25/2022	968,990
4,431,507	Series 2869 JF, 0.469%, 4/15/2034	4,443,496
202,026	Series 3012 EA, 0.469%, 8/15/2035	202,072
5,114,786	Series 3028 FM, 0.469%, 9/15/2035	5,125,255
862,975	Series 2625 FJ, 0.519%, 7/15/2017	864,816
2,195,368	Series 2769 AF, 0.519%, 7/15/2032	2,200,337
6,269,737	Series 2861 AF, 0.519%, 9/15/2034	6,282,627
6,399,081	Series 3085 VF, 0.539%, 12/15/2035	6,383,763
291,188	Series 2551 CF, 0.569%, 12/15/2016	291,307
2,390,250	Series 2571 FB, 0.569%, 2/15/2018	2,405,125
4,758,198	Series 2758 FH, 0.569%, 3/15/2019	4,786,521
493,402	Series 2534 FJ, 0.569%, 4/15/2022	494,736
677,024	Series 2534 EF, 0.569%, 5/15/2022	678,741
2,268,288	Series 2796 FD, 0.569%, 7/15/2026	2,273,111
3,028,553	Series 2799 PF, 0.569%, 1/15/2031	3,037,384
748,511	Series 2596 FQ, 0.569%, 3/15/2033	750,345
659,875	Series 2488 WF, 0.619%, 8/15/2017	664,325
60,285	Series 2564 EF, 0.619%, 2/15/2022	60,303
2,052,521	Series 2788 FB, 0.619%, 10/15/2022	2,062,922
2,276,485	Series 2685 FK, 0.619%, 11/15/2022	2,291,158
545,882	Series 2470 FI, 0.619%, 10/15/2026	548,561
164,270	Series 2728 HF, 0.619%, 3/15/2028	164,309
1,334,758	Series 2493 F, 0.619%, 9/15/2029	1,339,643
530,131	Series 2286 FA, 0.619%, 2/15/2031	532,446
1,003,340	Series 2477 FD, 0.619%, 7/15/2032	1,006,313
1,955,231	Series 2479 FA, 0.619%, 8/15/2032	1,964,654
4,082,558	Series 2758 F, 0.619%, 9/15/2032	4,103,841
1,638,461	Series 2526 FC, 0.619%, 11/15/2032	1,644,380
404,893	Series 2610 DF, 0.619%, 3/15/2033	406,081
5,555,602	Series 2812 LF, 0.619%, 6/15/2034	5,561,531
176,099	Series 2395 FT, 0.669%, 12/15/2031	176,995
3,853,516	Series 2671 F, 0.669%, 9/15/2033	3,878,210
858,194	Series 2111 MA, 0.719%, 1/15/2029	864,512
876,850	Series 2111 MB, 0.719%, 1/15/2029	883,305
895,507	Series 2111 MC, 0.719%, 1/15/2029	902,099
812,661	Series 2471 FS, 0.719%, 2/15/2032	820,030
985,707	Series 2504 FP, 0.719%, 3/15/2032	994,358
1,248,119	Series 2610 FD, 0.719%, 12/15/2032	1,255,607
65,625	Series 2452 FG, 0.769%, 3/15/2032	66,190
845,981	Series 2380 FI, 0.819%, 6/15/2031	856,723
4,601,054	Series 2380 FL, 0.819%, 11/15/2031	4,662,528
679,629	Series 2396 FL, 0.819%, 12/15/2031	688,578
944,818	Series 2389 FI, 0.969%, 6/15/2031	962,008
13,688,757	Series 3542 NF, 0.969%, 7/15/2036	13,825,317
2,415,157	Series 2418 FO, 1.119%, 2/15/2032	2,460,975
2,446,419	Series 1534 J, 1.150%, 6/15/2023	2,489,736
2,556,370	Series 2326 FJ, 1.169%, 6/15/2031	2,606,807
3,522,268	Series 2344 FP, 1.169%, 8/15/2031	3,597,504
3,695,590	Series 2412 OF, 1.169%, 12/15/2031	3,766,952

Principal Amount		Value
$1,122,749	Series 2451 FC, 1.219%, 5/15/2031	1,147,525
1,138,284	Series 2470 FW, 1.219%, 5/15/2031	1,162,419
1,089,847	Series 2470 FX, 1.219%, 5/15/2031	1,112,956
836,077	Series 2481 FC, 1.219%, 5/15/2031	853,804
3,784,251	Series 2475 FL, 1.219%, 2/15/2032	3,869,596
2,522,833	Series 2476 FC, 1.219%, 2/15/2032	2,579,730
1,433,010	Series 2460 FE, 1.219%, 6/15/2032	1,463,851
1,439,446	Series 2470 GF, 1.219%, 6/15/2032	1,470,425
1,489,602	Series 2498 HF, 1.219%, 6/15/2032	1,521,662
279,951	Series 1146 E, 1.300%, 9/15/2021	284,504
2,136,068	Series 1632 FB, 1.450%, 11/15/2023	2,192,294
1,332,748	Series 2495 F, 3.116%, 9/15/2032	1,338,110
	TOTAL	132,250,806
	Federal National Mortgage Association REMIC – 14.0%
16,915,924	Series 2006-W1 2AF1, 0.433%, 2/25/2046	16,745,787
2,453,798	Series 2006-104 FC, 0.463%, 11/25/2036	2,446,744
814,442	Series 2001-61 FM, 0.466%, 10/18/2016	813,311
344,291	Series 2003-17 WF, 0.513%, 7/25/2017	344,574
438,538	Series 1999-42 FA, 0.513%, 10/25/2028	438,723
4,571,626	Series 2004-91 HF, 0.513%, 11/25/2034	4,582,596
1,051,834	Series 2001-34 FB, 0.516%, 12/18/2028	1,051,640
53,467	Series 2003-15 FW, 0.563%, 12/25/2016	53,481
962,395	Series 2003-54 FV, 0.563%, 1/25/2026	963,427
863,992	Series 2001-53 FX, 0.563%, 10/25/2031	861,358
4,573,055	Series 2003-66 FA, 0.563%, 7/25/2033	4,572,992
433,935	Series 2003-26 QF, 0.613%, 10/25/2017	435,418
4,877,157	Series 2003-35 FY, 0.613%, 5/25/2018	4,911,633
1,579,298	Series 2003-52 NF, 0.613%, 6/25/2023	1,589,568
101,199	Series B03QRB4 FC, 0.613%, 2/25/2028	101,273
2,548,294	Series 2004-49 FM, 0.613%, 7/25/2034	2,545,343
5,252,589	Series 2004-49 FN, 0.613%, 7/25/2034	5,254,296
662,867	Series 1998-22 FA, 0.616%, 4/18/2028	663,089
2,139,899	Series 2001-46 F, 0.616%, 9/18/2031	2,151,938
4,096,555	Series 2002-77 FH, 0.616%, 12/18/2032	4,121,546
7,043,253	Series 2006-60 FD, 0.643%, 4/25/2035	7,078,373
352,306	Series 2001-32 F, 0.663%, 7/25/2016	354,365
190,839	Series 2000-34 F, 0.663%, 10/25/2030	190,964
113,641	Series 2002-82 FK, 0.663%, 10/25/2031	113,708
630,526	Series 2002-4 FJ, 0.663%, 2/25/2032	634,008
875,741	Series 2002-74 FV, 0.663%, 11/25/2032	880,791
1,112,135	Series 2002-82 FG, 0.663%, 12/25/2032	1,116,924
10,557,375	Series 2004-49 FQ, 0.663%, 7/25/2034	10,579,442
4,019,310	Series 2004-51 FO, 0.663%, 7/25/2034	4,024,720
10,557,376	Series 2006-90 FE, 0.663%, 9/25/2036	10,624,853
144,444	Series 2000-37 FA, 0.713%, 11/25/2030	144,719
603,188	Series 2002-83 LF, 0.713%, 7/25/2031	605,486
244,973	Series 2001-34 FL, 0.713%, 8/25/2031	247,073
1,263,471	Series 2001-68 FD, 0.713%, 12/25/2031	1,276,110
776,777	Series 2002-82 FP, 0.713%, 2/25/2032	781,862
841,006	Series 2002-9 FH, 0.713%, 3/25/2032	846,726

Principal Amount		Value
$807,291	Series 2002-52 FD, 0.713%, 9/25/2032	812,557
1,195,758	Series 2002-90 FH, 0.713%, 9/25/2032	1,206,077
815,063	Series 2002-82 FB, 0.713%, 12/25/2032	822,066
1,397,274	Series 2003-2 FA, 0.713%, 2/25/2033	1,409,280
2,416,822	Series 2003-14 FT, 0.713%, 3/25/2033	2,437,393
674,872	Series 2002-41 F, 0.763%, 7/25/2032	683,063
60,450	Series 2002-39 FB, 0.766%, 3/18/2032	60,962
6,536,382	Series 2002-58 FD, 0.813%, 8/25/2032	6,614,609
60,702	Series 1993-220 FA, 0.850%, 11/25/2013	61,064
583,957	Series 2003-87 FP, 0.913%, 2/25/2032	587,830
1,525,135	Series 2002-37 F, 1.013%, 11/25/2031	1,546,585
2,841,462	Series 2002-17 JF, 1.213%, 4/25/2032	2,905,575
6,860,560	Series 2002-47 NF, 1.213%, 4/25/2032	7,010,570
2,040,118	Series 2002-64 FJ, 1.213%, 4/25/2032	2,086,151
2,989,398	Series 2002-82 FC, 1.213%, 9/25/2032	3,055,807
2,484,554	Series 2002-34 FC, 1.216%, 12/18/2031	2,539,440
1,170,784	Series 2002-75 FD, 1.216%, 11/18/2032	1,196,761
1,476,356	Series 2002-53 FG, 1.313%, 7/25/2032	1,514,766
1,377,918	Series 1993-165 FE, 1.400%, 9/25/2023	1,414,676
718,997	Series 1993-62 FA, 2.669%, 4/25/2023	737,218
	TOTAL	132,851,311
	Government National Mortgage Association REMIC – 0.3%
487,519	Series 2001-22 FG, 0.566%, 5/16/2031	489,508
464,215	Series 2001-21 FB, 0.616%, 1/16/2027	467,276
755,357	Series 1999-43 FA, 0.666%, 11/16/2029	758,242
982,285	Series 1999-40 FE, 0.766%, 11/16/2029	988,279
	TOTAL	2,703,305
	Fannie Mae – 4.4%
7,906,455	Fannie Mae BA 4035 BA 4035 FB, 0.712%, 8/25/2039	7,940,808
12,239,964	Fannie Mae FA, 0.712%, 9/25/2038	12,330,205
21,497,105	Fannie Mae GS 3381 GS 3381 FC, 0.812%, 2/25/2037	21,743,661
	TOTAL	42,014,674
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $307,353,149)	309,820,096
	GOVERNMENT AGENCIES – 22.8%
	Fannie Mae Floating Rate Note – 2.6%[1]
25,000,000	0.141%, 8/11/2011	25,000,132
	Federal Farm Credit Bank System Floating Rate Note – 2.1%[1]
20,000,000	1.923%, 2/21/2012	20,000,024
	Federal Home Loan Bank Notes – 2.2%
5,000,000	0.370% 1/04/2012	5,003,447
6,000,000	0.550% 6/01/2011	6,001,656
10,000,000	0.800% 5/06/2011	10,001,147
	TOTAL	21,006,250
	Federal Home Loan Bank System Floating Rate Notes – 6.3%[1]
20,000,000	0.163%, 9/23/2011	20,000,035
20,000,000	0.191%, 8/05/2011	20,000,063
20,000,000	0.211% 4/09/2012	20,000,081
	TOTAL	60,000,179

Principal Amount			Value
		Federal Home Loan Mortgage Corporation Notes – 3.7%
$10,000,000		0.160%, 5/3/2013	9,991,896
10,000,000		0.183%, 11/2/2012	10,000,286
5,000,000		0.191%, 8/10/2012	4,998,085
10,000,000		0.193%, 2/4/2013	10,000,018
		TOTAL	34,990,285
		Federal Home Loan Mortgage Corporation Floating Rate Note – 1.6%[1]
15,000,000		0.174%, 9/19/2011	15,000,025
		Federal National Mortgage Association Notes – 2.1%
12,479,000		1.000%, 4/4/2012	12,580,480
7,000,000		1.080%, 3/30/2012	7,058,074
		TOTAL	19,638,554
		Federal National Mortgage Association Discount Note – 2.2%[2]
21,000,000		0.210%, 5/16/2011	20,999,574
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $216,549,536)	216,635,023
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
65,493		7.500%, 30 Year, 1/1/2032	74,928
339,073		7.500%, 30 Year, 8/1/2032	388,470
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $430,484)	463,398
		U.S. Treasury – 1.7%
10,904,400		United States Treasury Inflation-Protected Note, 2.000%, 4/15/2012	11,389,986
5,000,000		United States Treasury Note, 1.750%, 11/15/2011	5,043,653
		TOTAL U.S. TREASURY (IDENTIFIED COST $16,207,942)	16,433,639
		Repurchase Agreements – 31.3%
72,691,000		Interest in $5,935,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,935,024,729 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $6,055,753,170.	72,691,000
15,000,000	[3]	Interest in $1,650,000,000 joint repurchase agreement 0.19%, dated 2/8/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,650,783,750 on 5/9/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $1,697,296,891.	15,000,000
210,000,000		Interest in $600,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,001,500 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $612,001,628.	210,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	297,691,000
		TOTAL INVESTMENTS — 103.7% (IDENTIFIED COST $978,288,914)[4]	984,901,647
		OTHER ASSETS AND LIABILITIES - NET — (3.7)%[5]	(34,815,525)
		TOTAL NET ASSETS — 100%	$950,086,122
1	Represents the current interest rate for the floating rate security.
2	Zero coupon note, reflects effective rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	At April 30, 2011, the cost of investments for federal tax purposes was $978,288,914. The net unrealized appreciation of investments for federal tax purposes was $6,612,733. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,769,455 and net unrealized depreciation from investments for those securities having an excess of cost over value of $156,722.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	June 22, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	June 22, 2011